Expense Example - PGIM Real Estate Income Fund	A 1 Year	A 3 Years	A 5 Years	A 10 Years	C 1 Year	C 3 Years	C 5 Years	C 10 Years	Z 1 Year	Z 3 Years	Z 5 Years	Z 10 Years	R6 1 Year	R6 3 Years	R6 5 Years	R6 10 Years
USD ($)	680	1,115	1,575	2,846	313	1,098	1,996	3,850	112	409	729	1,633	112	360	628	1,393